Taxation - Narrative (Details) - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2019	Dec. 31, 2015
Related Party Transaction [Line Items]
Effective tax rate (as percent)		(1.30%)
Impairment of long lived assets		$ 0
Reorganization items, net		(9,000,000)
Total impairment of investments		0
Loss on derivative financial instruments	[1]	31,000,000
Loss on disposals	[1]	0
Statutory income tax rate (in hundredths) (as a percent)					0.00%	0.00%
Unremitted earnings of subsidiaries		27,000,000		$ 27,000,000	$ 37,000,000
Net operating losses carried forward		263,000,000		263,000,000
Deferred tax assets not subject to expiration		257,000,000		257,000,000	248,000,000
Deferred tax assets subject to expiration		6,000,000		6,000,000	7,000,000
Deferred tax liabilities, intangibles		34,000,000		34,000,000	0
Valuation allowance		254,000,000		254,000,000
Unrecognized tax benefits		132,000,000	$ 61,000,000	132,000,000
Accrued interest and penalties		26,000,000		26,000,000	12,000,000
Unrecognized tax benefits, interest and penalties expensed during period		11,000,000	$ 3,000,000		10,000,000	$ 2,000,000
Unrecognized tax benefits that would have a favorable impact on effective tax rate		100,000,000		100,000,000
Other Current Liabilities
Related Party Transaction [Line Items]
Unrecognized tax benefits		1,000,000		1,000,000
Other Noncurrent Liabilities
Related Party Transaction [Line Items]
Unrecognized tax benefits		73,000,000		73,000,000
Deferred Tax Asset Reduction
Related Party Transaction [Line Items]
Unrecognized tax benefits		58,000,000		58,000,000
NOL
Related Party Transaction [Line Items]
Valuation allowance		242,000,000		$ 242,000,000	$ 216,000,000
Bermuda
Related Party Transaction [Line Items]
Statutory income tax rate (in hundredths) (as a percent)				0.00%
Total, by property, plant, and equipment disposals
Related Party Transaction [Line Items]
Loss on disposals		$ 0
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss				$ 161,000,000
Nigeria
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss				$ 171,000,000
Predecessor
Related Party Transaction [Line Items]
Effective tax rate (as percent)			(0.80%)		(2.20%)	452.30%
Impairment of long lived assets			$ 414,000,000		$ 696,000,000	$ 44,000,000
Reorganization items, net			(3,365,000,000)		(1,337,000,000)	0
Total impairment of investments			0		841,000,000	895,000,000
Loss on derivative financial instruments	[1]		4,000,000		(11,000,000)	74,000,000
Loss on disposals	[1]		0		(245,000,000)	0
Unremitted earnings of subsidiaries					37,000,000
Net operating losses carried forward					255,000,000
Valuation allowance					230,000,000
Unrecognized tax benefits			61,000,000		55,000,000	44,000,000		$ 9,000,000
Predecessor | Newbuildings
Related Party Transaction [Line Items]
Impairment					696,000,000
Predecessor | Total, by property, plant, and equipment disposals
Related Party Transaction [Line Items]
Loss on disposals			$ 0		$ (245,000,000)	$ 0
Forecast | Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Collateral posted on tax dispute							$ 70,000,000

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".